Supplement to the
Fidelity® Canada Fund
Class A, Class M, Class C and Class I
December 30, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Risteard Hogan (co-manager) has managed the fund since January 2014.

Ryan Oldham (co-manager) has managed the fund since June 2018.

It is expected that Mr. Hogan will transition off of the fund effective on or about July 31, 2018. At that time, Mr. Oldham will assume sole portfolio management responsibilities for the fund.

The following information replaces similar information found in the “Shareholder Information” section under the “General Information” heading.

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

The following information supplements information found in the “Shareholder Information” section under the “Additional Information Regarding Class I Eligibility” heading.

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

For funds offering Class Z, the following information supplements information found in the “Shareholder Information” section under the “Additional Information Regarding Class Z Eligibility” heading.

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

The following information updates the policies discussed in the “Shareholder Information” section.

Conversion Feature. After a maximum of 10 years from the initial date of purchase, Class C shares convert automatically to Class A shares of the fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. The fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of this prospectus. The policy will be effective March 1, 2019, however, prior to this date, or such other date as may be determined by the Adviser, the fund will permit an intermediary to transition Class C shares to Class A shares of the same fund, regardless of holding period, if the intermediary is unable to administer this conversion policy. Such transitions to Class A shares will be made at NAV minus any applicable CDSC.

The following information supplements information found in the “Appendix” section under the “Sales Charge Waiver Policies Applied by Certain Intermediaries” heading.

AMERIPRISE

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial [platform or] account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
  Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
  Shares purchased through reinvestment of [capital gains] distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
  Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

MORGAN STANLEY

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Risteard Hogan is co-manager of the fund, which he has managed since January 2014. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Ryan Oldham is co-manager of the fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.

It is expected that Mr. Hogan will transition off of the fund effective on or about July 31, 2018. At that time, Mr. Oldham will assume sole portfolio management responsibilities for the fund.

ACAN-18-02 1.847747.122	June 20, 2018

Supplement to the
Fidelity's Targeted International Equity Funds®
December 30, 2017
Prospectus

Effective June 8, 2018, Stephen Lieu and Ivan Xie have been named co-lead portfolio managers for Fidelity® China Region Fund with Bobby Bao serving as co-manager of the fund. It is expected that Mr. Bao will leave the firm effective as of the close of business on June 30, 2018. At that time, Mr. Lieu and Mr. Xie will remain as co-managers of Fidelity® China Region Fund.

The following information replaces similar information for Fidelity® Canada Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Risteard Hogan (co-manager) has managed the fund since January 2014.

Ryan Oldham (co-manager) has managed the fund since June 2018.

It is expected that Mr. Hogan will transition off of the fund effective on or about July 31, 2018. At that time, Mr. Oldham will assume sole portfolio management responsibilities for the fund.

The following information replaces similar information for Fidelity® China Region Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Stephen Lieu (co-lead portfolio manager) and Ivan Xie (co-lead portfolio manager) have managed the fund since April 2018.

Bobby Bao (co-manager) has managed the fund since October 2011.

The following information replaces similar information for Fidelity® Europe Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Stefan Lindblad (co-manager) has managed the fund since December 2013.

Andrew Sergeant (co-manager) has managed the fund since June 2018.

Effective June 1, 2018, Mr. Sergeant is named co-portfolio manager and, on that date, will assume portfolio management responsibilities for the fund while Mr. Lindblad is on leave of absence from the firm. Mr. Lindblad is expected to return August 31, 2018.

The following information replaces similar information for Fidelity® Nordic Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Stefan Lindblad (co-manager) has managed the fund since October 2014.

Andrew Sergeant (co-manager) has managed the fund since June 2018.

Effective June 1, 2018, Mr. Sergeant is named co-portfolio manager and, on that date, will assume portfolio management responsibilities for the fund while Mr. Lindblad is on leave of absence from the firm. Mr. Lindblad is expected to return August 31, 2018.

The following Information replaces the biographical information for Fidelity® Canada Fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Risteard Hogan is co-manager of Fidelity® Canada Fund, which he has managed since January 2014. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Ryan Oldham is co-manager of Fidelity® Canada Fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as research analyst and portfolio manager.

It is expected that Mr. Hogan will transition off of the fund effective on or about July 31, 2018. At that time, Mr. Oldham will assume sole portfolio management responsibilities for the fund.

The following information replaces the biographical information for Fidelity® China Region Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Stephen Lieu is co-lead portfolio manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

Ivan Xie is co-lead portfolio manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2010, Mr. Xie has worked as a research analyst and portfolio manager.

Bobby Bao is co-manager of Fidelity® China Region Fund, which he has managed since October 2011. Since joining Fidelity Investments in 1997, Mr. Bao has worked as an equity research analyst and portfolio manager.

The following Information replaces the biographical information for Mr. Lindblad found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Stefan Lindblad is co-manager of Fidelity® Europe Fund, which he has managed since December 2013 and co-manager of Fidelity® Nordic Fund, which he has managed since October 2014. He also manages other funds. Since joining Fidelity Investments in 2010, Mr. Lindblad has worked as a research analyst and portfolio manager.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Andrew Sergeant is co-manager of Fidelity® Europe Fund, which he has managed since June 2018 and and co-manager of Fidelity® Nordic Fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

Effective June 1, 2018, Mr. Sergeant is named co-portfolio manager and, on that date, will assume portfolio management responsibilities for the fund while Mr. Lindblad is on leave of absence from the firm. Mr. Lindblad is expected to return August 31, 2018.

TIF-18-05 1.483702.200	June 20, 2018

Supplement to the
Fidelity® Series Canada Fund
December 30, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Risteard Hogan (co-manager) has managed the fund since August 2017.

Ryan Oldham (co-manager) has managed the fund since June 2018.

It is expected that Mr. Hogan will transition off of the fund effective on or about July 31, 2018. At that time, Mr. Oldham will assume sole portfolio management responsibilities for the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Risteard Hogan is co-manager of the fund, which he has managed since August 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

Ryan Oldham is co-manager of the fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.

It is expected that Mr. Hogan will transition off of the fund effective on or about July 31, 2018. At that time, Mr. Oldham will assume sole portfolio management responsibilities for the fund.

SAD-18-01 1.9890686.100	June 20, 2018